CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenues
Net sales	$ 6,634	$ 8,564	$ 12,259	$ 15,775
Finance and interest income	324	347	659	676
Total Revenues	6,958	8,911	12,918	16,451
Costs and Expenses
Cost of goods sold	5,456	6,922	10,172	12,799
Selling, general and administrative expenses	626	752	1,193	1,504
Research and development expenses	225	298	415	555
Restructuring expenses	22	30	34	42
Interest expense	282	338	566	649
Other, net	112	86	212	198
Total Costs and Expenses	6,723	8,426	12,592	15,747
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	235	485	326	704
Income taxes	126	158	203	301
Equity in income of unconsolidated subsidiaries and affiliates	13	31	22	56
Net Income	122	358	145	459
Net income attributable to noncontrolling interests	(2)	4	(1)	5
Net income attributable to CNH Industrial N.V.	$ 124	$ 354	$ 146	$ 454
Earnings per share attributable to common shareholders
Basic	$ 0.09	$ 0.26	$ 0.11	$ 0.33
Diluted	0.09	0.26	0.11	0.33
Cash dividends declared per common share	$ 0.216	$ 0.277	$ 0.216	$ 0.277